UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Quarter Ended:  December 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutuional Investment Manager Filing this Report:

Name:     Davis-Dinsmore Management Company
Address:  65 Madison Avenue
          Suite 550
          Morristown, NJ  07960

13F File Number:   28-5466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to sumit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gary Levine
Title: Treasurer
Phone: 973-631-1177
Signature,	Place, and Date of Signing:

Gary Levine	Morristown, New Jersey	February 10, 2000

Report Type:	(Check only one.):

[ X]		13F HOLDINGS REPORT

[  ]		13F NOTICE

[  ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	80

Form 13F Information Table Entry Total:	$198,995

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Apache Corp. $2.015 dep. shs.  PFD CV           037411600     2897    81600 SH       DEFINED                 81600
CVS $4.23 Auto. Common Exch. T PFD CV           126645209     1632    22900 SH       DEFINED                 22900
Cox Communications, Inc. 7% FE PFD CV           224044305     2720    40000 SH       DEFINED                 40000
Dollar General STRYPES Trust 8 PFD CV           256678103     2348    65000 SH       DEFINED                 65000
Enron Corp. 7% 2002 exch. note PFD CV           293561882     2625   140000 SH       DEFINED                140000
Estee Lauder 6.25% TRACES-2    PFD CV           518438205     2331    24600 SH       DEFINED                 24600
Georgia-Pacific Corp. 7.5% 200 PFD CV           373298801     3060    60000 SH       DEFINED                 60000
Houston Industries, Inc. 7% 20 PFD CV           442161204     3374    28000 SH       DEFINED                 28000
Jefferson-Pilot Corp.  7.25% 2 PFD CV           475070207     3400    40600 SH       DEFINED                 40600
Kerr-McGee Corp. DECS 5.5% 200 PFD CV           492386305     2970    90000 SH       DEFINED                 90000
MediaOne, Inc. PIES-a 7% 2002  PFD CV           58440J500     2400    50000 SH       DEFINED                 50000
Southwest Securities Group, In PFD CV           845224203      950    21460 SH       DEFINED                 21460
Texas Utilities Co. 9.25% FELI PFD CV           882848203     1745    40000 SH       DEFINED                 40000
The Coastal Corp. 6.625% FELIN PFD CV           190441865     2763   118500 SH       DEFINED                118500
The Seagram Co. Ltd. 7.5% 2002 PFD CV           811850205     1800    40000 SH       DEFINED                 40000
WBK Trust 10% STRYPES          PFD CV           929229102     2244    70000 SH       DEFINED                 70000
AES Trust III $3.375 trust cv. PFD CV           00808N202     5176    84000 SH       DEFINED                 84000
American General Delaware, LLC PFD CV           02637G200     2447    26000 SH       DEFINED                 26000
CNB Capital Trust 6% SPuRS     PFD CV           12613G207     3475   100000 SH       DEFINED                100000
Globalstar Telecomm Ltd. 9% cv PFD CV           379364870     1837    20000 SH       DEFINED                 20000
Hanover Compressor Capital Tru PFD CV           41076M203     1777    30000 SH       DEFINED                 30000
National Australia Bank Ltd. 7 PFD CV           632525309     2210    80000 SH       DEFINED                 80000
SovereignCapitalTrustII unit:7 PFD CV           845905306     2453    50000 SH       DEFINED                 50000
UnitedGlobalCom dep shs rep 7% PFD CV           913247805     3690    58000 SH       DEFINED                 58000
Advanced Energy Industries, In CONV             007973AA8     2478  2100000 PRN      DEFINED               2100000
America Online cv. sub. deb. 3 CONV             02364JAC8     3118  5500000 PRN      DEFINED               5500000
American Express Credit Corp.  CONV             025818CJ2     2137  1500000 PRN      DEFINED               1500000
American International Group c CONV             02687QAH1     3130  2000000 PRN      DEFINED               2000000
At Home Corp. cv. sub. deb. 14 CONV             045919AD9     1912  2000000 PRN      DEFINED               2000000
Athena Neurosciences, Inc. cv. CONV             046854AB1      770   756000 PRN      DEFINED                756000
BankAtlantic Bancorp cv. sub.  CONV             065908AC9      956  1580000 PRN      DEFINED               1580000
Bea Systems, Inc. cv. sub. not CONV             073325AC6     1165  1000000 PRN      DEFINED               1000000
Bear Stearns Cos., Inc. medium CONV             07383PCN4     3152  4000000 PRN      DEFINED               4000000
Bell Atlantic Financial Servic CONV             07785GAC4     2480  2000000 PRN      DEFINED               2000000
Bell Atlantic Financial Servic CONV             07785GAB6     5075  5000000 PRN      DEFINED               5000000
Bell Atlantic Financial Servic CONV             U0778KAB8     4960  4000000 PRN      DEFINED               4000000
Citrix Systems, Inc. cv. sub.  CONV             177376AA8      885  1000000 PRN      DEFINED               1000000
Clear Channel Communications,  CONV             184502AE2     4095  4000000 PRN      DEFINED               4000000
CoreComm Ltd. cv. sub. notes 1 CONV             21869NAA3     1565  1000000 PRN      DEFINED               1000000
Costco Companies, Inc. cv. sub CONV             22160QAA0     2122  2000000 PRN      DEFINED               2000000
Costco Companies, Inc. cv. sub CONV             22160QAC6     2122  2000000 PRN      DEFINED               2000000
Credit Suisse First Boston Cor CONV             2254C0AM1     3371  3000000 PRN      DEFINED               3000000
Credit Suisse First Boston Cor CONV             2254C0AF4     2910  2000000 PRN      DEFINED               2000000
Devon Energy Corp. cv. sub. de CONV             25179MAB9     1950  2000000 PRN      DEFINED               2000000
Diamond Offshore Drilling Inc. CONV             25271CAA0     2940  2900000 PRN      DEFINED               2900000
EToys, Inc. cv. sr. sub. deb.  CONV             297862AA2      920  1500000 PRN      DEFINED               1500000
EchoStar Communication Corp. c CONV             278762AB5     2460  2000000 PRN      DEFINED               2000000
Elan Finance Corp. Ltd. liquid CONV             284129AA1     2329  4500000 PRN      DEFINED               4500000
Exchangeable Cert. Corp. exch. CONV             30149TAB1     2242  2000000 PRN      DEFINED               2000000
Exchangeable Certificates Corp CONV             30149TAA3     1078  1000000 PRN      DEFINED               1000000
Exodus Comunications, Inc. cv. CONV             302088AG4     2070  1500000 PRN      DEFINED               1500000
Hewlett-Packard Co., Inc. liqu CONV             428236AA1     2700  4000000 PRN      DEFINED               4000000
Human Genome Sciences, Inc. cv CONV             444903AC2     2410  2000000 PRN      DEFINED               2000000
Imax Corp. cv. sub. notes 144A CONV             45245EAC3     2659  2000000 PRN      DEFINED               2000000
Interim Services Inc. cv. sub. CONV             45868PAA8     2640  3000000 PRN      DEFINED               3000000
Internet Capital Group, Inc. c CONV             46059CAA4     1472  1000000 PRN      DEFINED               1000000
Interpublic Group Cos., Inc.   CONV             460690AG5     3442  3000000 PRN      DEFINED               3000000
Level 3 Communications, Inc. c CONV             52729NAG5     2811  2000000 PRN      DEFINED               2000000
Merrill Lynch (TWX) medium ter CONV             590188JV1     3860  4000000 PRN      DEFINED               4000000
NTL, Inc. cv. sub. notes 144A  CONV             629407AN7     2157  2000000 PRN      DEFINED               2000000
NatWest Markets exch. trust se CONV             639059AA2     5707  1500000 PRN      DEFINED               1500000
National Data Corp. cv. sub. n CONV             635621AA3     3176  3500000 PRN      DEFINED               3500000
Nextel Communications, Inc. cv CONV             65332VAR4     4537  2000000 PRN      DEFINED               2000000
Office Depot, Inc. liquid yiel CONV             676220AA4     1631  2500000 PRN      DEFINED               2500000
Penn Treaty American Corp. cv. CONV             707874AA1     1724  2280000 PRN      DEFINED               2280000
Penn Treaty American Corp. cv. CONV             707874AC7      945  1250000 PRN      DEFINED               1250000
Roche Holdings, Inc. liquid yi CONV             771196AC6     3022  5000000 PRN      DEFINED               5000000
STMicroelectronics, N.V. liqui CONV             861012AB8     3300  2400000 PRN      DEFINED               2400000
Sanmina Corp. cv. sub. notes R CONV             800907AB3     2610  2000000 PRN      DEFINED               2000000
Sepracor, Inc. cv. notes 144A  CONV             817315AF1     2135  2000000 PRN      DEFINED               2000000
Sepracor, Inc. cv. notes Reg.  CONV             817315AH7      534   500000 PRN      DEFINED                500000
Siebel Systems, Inc. cv. sub.  CONV             826170AA0     3880  2000000 PRN      DEFINED               2000000
Simula, Inc. sr. cv. sub. note CONV             829206AB7     1120  1750000 PRN      DEFINED               1750000
Spacehab, Inc. cv. sub. notes  CONV             846243AA1     1040  1405000 PRN      DEFINED               1405000
Swiss Life Financial Ltd. cv.  CONV             870883AA3      982  1000000 PRN      DEFINED               1000000
Swiss Life Financial Ltd. cv.  CONV             870883AB1     1990  2000000 PRN      DEFINED               2000000
Tekelec cv. sub. discount note CONV             879101AA1     2730  2000000 PRN      DEFINED               2000000
Telefonos De Mexico, S.A. cv.  CONV             879403AD5     2607  2000000 PRN      DEFINED               2000000
The Goldman Sachs Group, Inc.  CONV             38141GAF1     2089  2000000 PRN      DEFINED               2000000
UBS AG Stamford CT (T)         CONV             90261AAA0     2362  2500000 PRN      DEFINED               2500000